GMO Power Infrastructure ETF Investment Strategy - GMO Power Infrastructure ETF	Feb. 28, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategies
Strategy Narrative [Text Block]	GMO seeks to achieve the Fund’s investment objective by investing the Fund’s assets primarily in equities of companies operating in power infrastructure-related industries (as defined below). Given global population growth, accelerating electrification, rising wealth in emerging markets, reindustrialization of developed economies and the increasing energy infrastructure requirements from datacenters partly due to the emergence of artificial intelligence (“AI”), GMO believes that companies economically tied to power infrastructure will benefit from the increasing demand for electricity, energy and related infrastructure.GMO selects the securities the Fund buys and sells based on its evaluation of companies’ published financial information and corporate behavior (such as profit warnings, share issuance or repurchase, and director dealings in company stock), securities’ prices, commodities’ prices, equity and bond markets, the overall global economy, and governmental policies. In selecting securities for the Fund, GMO uses a combination of investment methods to identify power infrastructure equities GMO believes have positive return potential relative to the securities of other power infrastructure equities. Some of these methods evaluate individual companies or groups of companies based on the ratio of their security price to historical financial information and forecasted financial information, such as profitability, cash flow and earnings, and a comparison of these ratios to current and historical averages. Other methods focus on patterns of information, such as price movement or volatility of a security or groups of securities relative to other securities of companies in the resource transition sector. At times, the Fund may have substantial exposure to a single asset class, industry, sector, country, region, issuer, or currency and companies with similar market capitalizations.The Fund may invest its assets in securities of companies of any market capitalization and may invest a significant portion of its assets in securities of companies with smaller market capitalizations. The factors GMO considers and investment methods GMO uses can change over time. GMO does not manage the Fund to, or control the Fund’s risk relative to, any securities index or securities benchmark.As an alternative to investing directly in equities or in an attempt to obtain or adjust elements of its investment exposure, the Fund may invest in other ETFs. In addition, the Fund may lend its portfolio securities.The Fund has a fundamental policy to concentrate its investments in power infrastructure-related industries. In addition, under normal market conditions, the Fund invests at least 80% of its assets in the securities of companies in those industries (see “Name Policies”). “Power infrastructure” refers to the generation, transmission, distribution, management and storage of electrical power and the servicing and support of those functions. The Fund considers “power infrastructure-related industries” to include companies engaged in: (i) the supply of electrification and/or power generation raw materials, including natural resources (e.g., copper, lithium and uranium miners), (ii) the supply of electrification and/or power generation equipment (e.g., industrial machinery and components such as turbines, inverters and cables), software (e.g., electrical grid control systems and virtual power plants) and associated services (e.g., electric, gas and renewable utilities), (iii) energy efficiency, (iv) energy generation (e.g., solar, wind, natural gas); and (v) energy storage.The Fund is permitted to invest directly and indirectly (e.g., through underlying funds) in securities of companies tied economically to any country in the world, including emerging countries. The Fund also may invest in U.S. Treasury Fund, GMO Ultra-Short Income ETF, in money market funds unaffiliated with GMO, and directly in the types of investments typically held by money market funds.